UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

                                                                     Investment Company Act file number                                                 811-21827

Ziegler Exchange Traded Trust

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 2000 Chicago, IL	60606

(Address of principal executive offices)	(Zip code)

Brian K. Andrew Ziegler Exchange Traded Trust 200 South Wacker Drive, Suite 2000 Chicago, IL 60606

(Name and address of agent for service) With a Copy to: Conrad G. Goodkind Quarles & Brady, LLP 411 East Wisconsin Avenue Milwaukee, Wisconsin 53202

Registrant’s telephone number, including area code:                           (312) 263-0110

Date of fiscal year end:                 October 31

Date of reporting period:              January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008
(Unaudited)

		Number	Market
		of Shares	Value

COMMON STOCKS — 100.2%

AEROSPACE & DEFENSE — 7.9%
	Goodrich Corp.	2,426	$151,746
	Lockheed Martin Corp.	2,426	261,814
	Raytheon Co.	2,426	158,030

			571,590

BIOTECHNOLOGY — 8.5%
*	Amgen, Inc.	2,426	113,027
*	Biogen Idec, Inc.	2,426	147,865
*	Genentech, Inc.	2,426	170,281
*	Genzyme Corp.	2,426	189,543

			620,716

COMMUNICATIONS EQUIPMENT — 11.9%
*	3Com Corp.	2,426	10,019
*	ADC Telecommunications, Inc.	2,426	35,881
	Alcatel-Lucent ADR	2,426	15,357
*	Arris Group, Inc.	2,426	21,325
*	Ciena Corp.	2,426	65,817
*	Cisco Systems, Inc.	2,426	59,437
	Corning, Inc.	2,426	58,394
	Harris Corp.	2,426	132,678
*	InterDigital, Inc.	2,426	49,029
*	Ixia, Inc.	2,426	17,952
*	JDS Uniphase Corp.	2,426	25,255
*	Juniper Networks, Inc.	2,426	65,866
	Motorola, Inc.	2,426	27,972
	Nokia Oyj ADR	2,426	89,641
*	Packeteer, Inc.	2,426	12,033
*	Polycom, Inc.	2,426	61,256
	QUALCOMM, Inc.	2,426	102,911
*	Tellabs, Inc.	2,426	16,545

			867,368

COMPUTERS & PERIPHERALS — 14.2%
*	Adaptec, Inc.	2,426	7,569
*	Apple, Inc.	2,426	328,383
*	Dell, Inc.	2,426	48,617
*	EMC Corp.	2,426	38,501
	Hewlett-Packard Co.	2,426	106,137
	International Business Machines Corp.	2,426	260,407
*	Network Appliance, Inc.	2,426	56,332
*	QLogic Corp.	2,426	34,692
	Seagate Technology	2,426	49,175
*	Sun Microsystems, Inc.	2,426	42,455
*	Teradata Corp.	2,426	57,787

			1,030,055

ELECTRONIC EQUIPMENT & INSTRUMENTS — 1.6%
*	Agilent Technologies, Inc.	2,426	82,266
	Jabil Circuit, Inc.	2,426	32,144

			114,410

HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
*	Boston Scientific Corp.	2,426	29,428
	Medtronic, Inc.	2,426	112,979
*	St. Jude Medical, Inc.	2,426	98,277

			240,684

INTERNET SOFTWARE & SERVICES — 6.6%
*	Digital River, Inc.	2,426	90,975
*	eBay, Inc.	2,426	65,235
*	j2 Global Communications, Inc.	2,426	53,154
*	Open Text Corp.	2,426	74,915
*	RealNetworks, Inc.	2,426	14,143
*	VeriSign, Inc.	2,426	82,290
*	Websense, Inc.	2,426	49,733
*	Yahoo!, Inc.	2,426	46,531

			476,976

IT SERVICES — 5.8%
	Automatic Data Processing, Inc.	2,426	98,423
*	Computer Sciences Corp.	2,426	102,668
*	DST Systems, Inc.	2,426	173,459
	Electronic Data Systems Corp.	2,426	48,763

			423,313

LIFE SCIENCES TOOLS & SERVICES — 5.1%
	Applera Corp. - Applied Biosystems Group	2,426	76,492
*	Millipore Corp.	2,426	170,184
*	Thermo Fisher Scientific, Inc.	2,426	124,915

			371,591

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008
(Unaudited)

		Number	Market
		of Shares	Value

OFFICE ELECTRONICS — 0.5%
	Xerox Corp.	2,426	$37,360

PHARMACEUTICALS — 2.4%
	Biovail Corp.	2,426	33,236
	Novartis AG ADR	2,426	122,780
*	Viropharma, Inc.	2,426	21,494

			177,510

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.0%
	Altera Corp.	2,426	40,975
	Analog Devices, Inc.	2,426	68,801
	Applied Materials, Inc.	2,426	43,474
*	Broadcom Corp., Class A	2,426	53,566
*	Cypress Semiconductor Corp.	2,426	51,553
	Intel Corp.	2,426	51,431
	Kla-Tencor Corp.	2,426	101,358
*	Lam Research Corp.	2,426	93,134
	Linear Technology Corp.	2,426	67,127
*	LSI Corp.	2,426	12,664
*	Micron Technology, Inc.	2,426	17,055
	National Semiconductor Corp.	2,426	44,711
*	Novellus Systems, Inc.	2,426	57,642
*	Qimonda AG ADR	2,426	16,667
*	Standard Microsystems Corp.	2,426	72,586
*	Teradyne, Inc.	2,426	26,613
	Texas Instruments, Inc.	2,426	75,036
	Xilinx, Inc.	2,426	53,057

			947,450

SOFTWARE — 19.4%
*	Adobe Systems, Inc.	2,426	84,740
*	Amdocs Ltd.	2,426	80,276
*	Autodesk, Inc.	2,426	99,830
*	BEA Systems, Inc.	2,426	45,342
*	BMC Software, Inc.	2,426	77,729
	CA, Inc.	2,426	53,445
*	Cadence Design Systems, Inc.	2,426	24,624
*	Check Point Software Technologies Ltd.	2,426	51,674
*	Citrix Systems, Inc.	2,426	83,988
*	Cognos, Inc.	2,426	140,708
*	Compuware Corp.	2,426	20,621
*	McAfee, Inc.	2,426	81,659
*	Mentor Graphics Corp.	2,426	20,014
	Microsoft Corp.	2,426	79,088
*	Novell, Inc.	2,426	15,429
*	Oracle Corp.	2,426	49,854
*	Progress Software Corp.	2,426	71,615
*	Red Hat, Inc.	2,426	45,318
	SAP AG ADR	2,426	115,963
*	Sybase, Inc.	2,426	68,462
*	Symantec Corp.	2,426	43,498
*	Synopsys, Inc.	2,426	53,421

			1,407,298

Total Common Stocks
(Cost $7,922,910)			7,286,321

SHORT-TERM INVESTMENT — 0.5%

MONEY MARKET MUTUAL FUND — 0.5%
	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $37,176)	37,176	37,176

TOTAL INVESTMENTS — 100.7%
(Cost $7,960,086)			7,323,497

LIABILITIES LESS OTHER ASSETS — (0.7)%			(50,889)

NET ASSETS — 100.0%			$7,272,608

*	Non-income producing.

ADR	American Depositary Receipt

Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the gross unrealized appreciation (depreciation) of investments as of January 31, 2008, is as follows:

Aggregate gross unrealized appreciation		$154,533
Aggregate gross unrealized depreciation	(791,122)

Net unrealized depreciation	$(636,589)

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO SCHEDULE OF INVESTMENTS
JANUARY 31, 2008
(Unaudited)

1. Organization

The Ziegler Exchange Traded Trust, a diversified, open-end management investment company (the “Trust”), was organized as a Delaware statutory trust on July 13, 2005. The Trust currently consists of one portfolio, the NYSE Arca Tech 100 ETF (the “ETF”), which commenced operations on March 26, 2007. The ETF is an exchange-traded fund that seeks to provide investment results that closely correspond to the performance of the NYSE Arca Tech 100 IndexSM (the “Index”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ETF in preparation of its schedule of investments. These policies are in conformity with U.S. generally accepted accounting principles. The preparation of schedule of investments in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

The ETF values its portfolio securities at their market value when market quotations are readily available. When market quotations are not readily available for a particular security (e.g., because there is no regular market quotation for such security, the market for such security is limited, the exchange or market in which such security trades does not open for an entire trading day, the validity of quotations is questionable or some significant event occurs after the close of trading of such security and before such security is valued), the ETF values such security at its “fair value” as determined in good faith by the ETF’s Board of Trustees (the “Board”). The Board has delegated responsibility for daily pricing to Ziegler Capital Management, LLC (the “Advisor”). The Advisor has appointed a Valuation Committee to perform such pricing functions in accordance with pricing policies and procedures adopted by the ETF’s Board. The Valuation Committee’s fair value determinations are reviewed regularly by the Board.

Equity securities that are traded on U.S. exchanges, including futures contracts and options, and for which market quotations are readily available are valued at their last sale price on the principal exchange on which such securities are traded as of the close of regular trading on such exchange or, lacking any sales, at the latest bid quotation. Over-the-counter securities for which a last sales price on the valuation date and at the valuation time is available are valued at that price. All other over-the-counter securities for which market quotations are readily available are valued at the latest bid quotation.

Because market quotations for most debt and convertible securities are not readily available, such securities are generally valued using valuations published by an independent pricing service. Preferred stock and options for which market quotations are not readily available are valued using an independent pricing service. The pricing service uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities purchased with maturities of 60 days or less are valued on an amortized cost basis, under which the value of such securities is equal to its acquisition cost, plus or minus any amortized discount or premium. Investments in mutual funds are valued at their closing net asset value each business day.

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the application of the SFAS 157 and has not at this time determined the impact, if any, resulting from the adoption on the ETF’s financial statement disclosures.

In addition, in February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities — Including an amendment of FASB Statement No. 115” (“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management continues to evaluate the impact the adoption of SFAS 159 will have on the ETF’s financial statement disclosures.

Item 2.	Controls and Procedures.

(a) Disclosure Controls and Procedures. The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a—3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Changes in Internal Control over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a—3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ziegler Exchange Traded Trust

By:	/s/ Brian K. Andrew

Brian K. Andrew, CFA
President
March 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian K. Andrew

Brian K. Andrew, CFA
President
March 14, 2008

By:	/s/ Todd A. Krause

Todd A. Krause
Chief Financial Officer and Treasurer
March 14, 2008